Investments in Associates and Joint Ventures - Details of Cumulative Unrecognized Equity Method Losses (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2021 KRW (₩)
Disclosure of associates [Line Items]
Unrecognized loss (profit)	₩ 976
Unrecognized loss (profit), cumulative loss	14,323
Unrecognized change in equity, cumulative loss	(124)
Wave City Development Co., Ltd. [member]
Disclosure of associates [Line Items]
Unrecognized loss (profit)	6,143
Unrecognized loss (profit), cumulative loss	8,543
Daehan Kanggun BcN Co., Ltd. and others [member]
Disclosure of associates [Line Items]
Unrecognized loss (profit)	(5,167)
Unrecognized loss (profit), cumulative loss	5,780
Unrecognized change in equity, cumulative loss	₩ (124)